Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2023
Document Effective Date	Mar. 30, 2023
Prospectus Date	Mar. 30, 2023
Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus:
Trading Symbol	SPMHX
Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus:
Trading Symbol	OSPAX
Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus:
Trading Symbol	MLPOX
Invesco SteelPath MLP Alpha Fund | Class A
Prospectus:
Trading Symbol	MLPAX
Invesco SteelPath MLP Alpha Fund | Class C
Prospectus:
Trading Symbol	MLPGX
Invesco SteelPath MLP Alpha Fund | Class R
Prospectus:
Trading Symbol	SPMGX
Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus:
Trading Symbol	OSPPX
Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus:
Trading Symbol	SPMPX
Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus:
Trading Symbol	MLPNX
Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus:
Trading Symbol	SPMJX
Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus:
Trading Symbol	MLPMX
Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus:
Trading Symbol	MLPLX
Invesco SteelPath MLP Income Fund | Class C
Prospectus:
Trading Symbol	MLPRX
Invesco SteelPath MLP Income Fund | Class R
Prospectus:
Trading Symbol	SPNNX
Invesco SteelPath MLP Income Fund | Class Y
Prospectus:
Trading Symbol	MLPZX
Invesco SteelPath MLP Income Fund | Class R5
Prospectus:
Trading Symbol	SPMQX
Invesco SteelPath MLP Income Fund | Class R6
Prospectus:
Trading Symbol	OSPMX
Invesco SteelPath MLP Income Fund | Class A
Prospectus:
Trading Symbol	MLPDX
Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus:
Trading Symbol	MLPEX
Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus:
Trading Symbol	SPMWX
Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus:
Trading Symbol	MLPTX
Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus:
Trading Symbol	SPMVX
Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus:
Trading Symbol	OSPSX
Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus:
Trading Symbol	MLPFX